Employee Share Schemes - Additional Information (Detail) £ / shares in Units, shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) shares £ / shares	Dec. 31, 2017 shares £ / shares $ / shares	Dec. 31, 2016 GBP (£) shares £ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 GBP (£) shares £ / shares	Dec. 31, 2015 $ / shares
Disclosure of employee share schemes [Line Items]
Cost of share-based incentive plans | £	£ 347		£ 338		£ 349
Savings-Related Share Option Schemes [member]
Disclosure of employee share schemes [Line Items]
Percentage of share options granted at market price	20.00%
Number of options granted	2,000
Weighted average fair value of options granted | £ / shares	£ 2.08	£ 2.08
Number share options were not exercisable	6,700	6,700
Share Value Plan [member]
Disclosure of employee share schemes [Line Items]
Cost of share-based incentive plans | £	£ 276		£ 271		£ 307
Expected future dividend yield percentage share granted	4.80%		4.50%		5.70%
Number of awards granted	13,018		12,983		13,019
Weighted average fair value of awards | £ / shares	£ 13.68		£ 14.97		£ 11.57
Share Value Plan [member] | American Depositary Shares [member]
Disclosure of employee share schemes [Line Items]
Number of awards granted	6,610		6,589		7,198
Weighted average fair value of awards | $ / shares		£ 35.63		$ 39.18		$ 35.66
Performance Share Plan [member]
Disclosure of employee share schemes [Line Items]
Cost of share-based incentive plans | £	£ 47		£ 39		£ 26
Number of awards granted	3,900
Weighted average fair value of awards | £ / shares	£ 11.09
Number of outstanding awards	12,900	12,900
Performance Share Plan [member] | American Depositary Shares [member]
Disclosure of employee share schemes [Line Items]
Number of awards granted	1.0
Weighted average fair value of awards | $ / shares		£ 32.85
Number of outstanding awards	3,200	3,200
Employee share ownership plan [member]
Disclosure of employee share schemes [Line Items]
Number of treasury shares acquired by ESOP trusts | £	£ 610